SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
2026	$ 65,134
2027	65,134
2028	65,134
2029	32,567
Total lease payments	227,969
Less: imputed interest	(13,950)
Total operating lease liabilities, net of interest	$ 214,019	$ 258,967